Revenue (Details) € in Thousands	1 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2021 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income | €	€ 61,830											€ 64,739
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issuance of ordinary shares (in shares) | shares					9,381,586	9,381,586			3,989,976	3,989,976
Proceeds from issuing shares					€ 14,122	$ 15,000,000			€ 25,270	$ 30,000,000
Deferred income	61,210								€ 2,047			€ 64,739	$ 2,429,000
Up-front payment received			€ 56,412	$ 60,000,000			€ 16,849	$ 20,000,000
Number of performance obligations in collaboration agreement									1	1
Discount on share issue					€ 451	$ 480,000
Consideration payable upon exercise of option to further expand partnership | $											$ 50,000,000
Value of milestone achieved during the period	€ 921	$ 1,000,000